Right of Use Assets - Reconciliation of changes of the right of use assets (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		$ 141	$ 146
Additions to right-of-use assets		1	16
Depreciation, right-of-use assets		(11)	(21)
Acquisitions (Note 4)		13
Disposal of assets (Note 4)		(41)
Transfers		(8)
Right-of-use assets, ending balance		95	141
Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		58	58
Additions to right-of-use assets		0	3
Depreciation, right-of-use assets		(3)	(3)
Acquisitions (Note 4)		13
Disposal of assets (Note 4)		0
Transfers		0
Right-of-use assets, ending balance		68	58
Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		24	16
Additions to right-of-use assets		1	13
Depreciation, right-of-use assets		(5)	(5)
Acquisitions (Note 4)		0
Disposal of assets (Note 4)		0
Transfers		0
Right-of-use assets, ending balance		20	24
Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		1	2
Additions to right-of-use assets		0	0
Depreciation, right-of-use assets		0	(1)
Acquisitions (Note 4)		0
Disposal of assets (Note 4)		0
Transfers		0
Right-of-use assets, ending balance		1	1
Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		16	25
Additions to right-of-use assets		0	0
Depreciation, right-of-use assets		(2)	(9)
Acquisitions (Note 4)		0
Disposal of assets (Note 4)		0
Transfers		(8)
Right-of-use assets, ending balance		6	16
Pipeline
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance		42	45
Additions to right-of-use assets		0	0
Depreciation, right-of-use assets		(1)	(3)
Acquisitions (Note 4)		0
Decrease through derecognition, financial assets	$ 41
Transfers		0
Right-of-use assets, ending balance		$ 0	$ 42